Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Costs

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000
Interest on bank borrowings wholly repayable within five years	25,236	24,526	24,379	3,546
Less: amount capitalized in construction in progress	(3,849)	(3,151)	(1,169)	(170)

	21,387	21,375	23,210	3,376

Capitalization Rates	Borrowing costs capitalized arose on the general borrowing pool and are calculated by applying the following capitalization rates:

	2016	2017	2018

Capitalization rate	4.5%	4.4%	4.4%